GOING CONCERN (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Going Concern [Abstract]
Net Income (Loss) Attributable to Parent	$ (1,455,189)	$ (523,646)	$ (2,775,965)	$ (1,603,669)
Retained Earnings (Accumulated Deficit)	(14,576,911)		(13,121,722)	(10,345,757)
Accumulated losses from discontinued operations	8,576,094		8,576,094
Working Capital			$ (75,240)